Eaton Vance

Minnesota Municipal Income Fund

April 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.7%
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/29	$1,000	$1,200,540
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/30	1,000	1,195,450

		$2,395,990

Education — 14.7%
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/29	$2,250	$2,738,812
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/31	1,000	1,201,270
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/34	500	593,295
Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 4.00%, 3/1/36	400	414,844
Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 5.00%, 3/1/37	1,500	1,659,960
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/35	565	653,519
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/27	500	581,135
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/28	1,010	1,170,883
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/26	450	526,050
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	500	580,960
Minnesota Higher Education Facilities Authority, (St. Olaf College), 4.00%, 10/1/35	500	544,490
Minnesota Higher Education Facilities Authority, (St. Olaf College), 5.00%, 12/1/29	1,815	2,129,794
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/30	650	781,183
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 4/1/35	750	864,893
Minnesota State Colleges and Universities, 5.00%, 10/1/28	1,375	1,474,509
Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,558,872
University of Minnesota, 5.00%, 4/1/27	500	603,895
University of Minnesota, 5.00%, 8/1/27	625	739,131
University of Minnesota, 5.00%, 4/1/41	2,000	2,314,740

		$21,132,235

Electric Utilities — 8.6%
Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,266,740
Chaska, Electric System Revenue, 5.00%, 10/1/30	550	639,039
Hutchinson, Public Utility Revenue, 5.00%, 12/1/26	350	385,749
Minnesota Municipal Power Agency, 5.00%, 10/1/33	250	285,465
Minnesota Municipal Power Agency, 5.00%, 10/1/34	250	285,293
Minnesota Municipal Power Agency, 5.00%, 10/1/35	200	228,114
Northern Municipal Power Agency, 5.00%, 1/1/31	670	774,239
Northern Municipal Power Agency, 5.00%, 1/1/41	240	274,027
Rochester, Electric Utility Revenue, 5.00%, 12/1/29	700	843,843
Rochester, Electric Utility Revenue, 5.00%, 12/1/30	700	837,921
Rochester, Electric Utility Revenue, 5.00%, 12/1/42	820	948,896
St. Paul Port Authority, District Energy Revenue, 4.00%, 10/1/42	1,250	1,328,750
St. Paul Port Authority, District Energy Revenue, (AMT), 4.00%, 10/1/40	1,000	1,047,590

Security	Principal Amount (000’s omitted)	Value
Western Minnesota Municipal Power Agency, 5.00%, 1/1/34	$1,000	$1,123,600
Western Minnesota Municipal Power Agency, 5.00%, 1/1/36	900	1,042,695

		$12,311,961

Escrowed/Prerefunded — 3.8%
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	$270	$276,442
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	302,251
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), Prerefunded to 10/1/19, 5.00%, 10/1/31	1,000	1,013,910
Minnesota Higher Education Facilities Authority, (St. Catherine University), Prerefunded to 10/1/22, 5.00%, 10/1/26	280	309,730
Minnesota Higher Education Facilities Authority, (St. Catherine University), Prerefunded to 10/1/22, 5.00%, 10/1/27	310	342,916
Minnesota Higher Education Facilities Authority, (St. Catherine University), Prerefunded to 10/1/22, 5.00%, 10/1/32	560	619,461
Minnesota Higher Education Facilities Authority, (University of St. Thomas), Prerefunded to 10/1/19, 5.00%, 10/1/39	1,000	1,013,910
St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,000	1,006,630
University of Minnesota, Prerefunded to 12/1/20, 5.00%, 12/1/36	500	526,420

		$5,411,670

General Obligations — 33.0%
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/27	$1,000	$1,225,510
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/28	1,040	1,268,987
Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	2,000	2,127,700
Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/28	1,000	780,870
Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/35	350	195,160
Chaska Independent School District No. 112, 4.00%, 2/1/23	2,000	2,126,280
Cloquet Independent School District No. 94, 5.00%, 2/1/30	2,000	2,321,600
Duluth, 5.00%, 2/1/31	1,000	1,178,660
Duluth, 5.00%, 2/1/34	1,000	1,166,430
Edina Independent School District No. 273, 5.00%, 2/1/28(1)	1,625	2,001,187
Elk River Area Independent School District No. 728, 4.00%, 2/1/32	2,000	2,141,680
Hennepin County, 5.00%, 12/1/35	2,000	2,388,060
Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	1,500	1,517,400
Hennepin County Regional Railroad Authority, 5.00%, 12/1/32	675	839,518
Hopkins Independent School District No. 270, 4.00%, 2/1/25	1,250	1,352,887
Mahtomedi Independent School District No. 832, 5.00%, 2/1/31	1,000	1,161,390
Minneapolis-St. Paul Metropolitan Council, 5.00%, 3/1/28	2,500	3,075,425
Minnesota, 5.00%, 8/1/32	2,000	2,344,960
Minnesota, 5.00%, 8/1/34	500	616,010
Minnesota, 5.00%, 10/1/34	1,000	1,216,730
Minnesota, Prerefunded to 10/1/21, 5.00%, 10/1/27	30	32,368
Ramsey County, 4.00%, 2/1/24	500	519,990
Rosemount-Apple Valley-Eagan Independent School District No. 196, 4.00%, 2/1/28	2,000	2,261,160
Rosemount-Apple Valley-Eagan Independent School District No. 196, 5.00%, 2/1/27	1,000	1,203,810
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/32	1,350	920,012
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/37	1,500	837,390
Scott County, 4.00%, 12/1/34(1)	2,000	2,256,980
Spring Lake Park Independent School District No. 16, 4.00%, 2/1/29	1,075	1,200,496

Security	Principal Amount (000’s omitted)	Value
St. Louis Park Independent School District No. 283, 4.00%, 2/1/31	$2,000	$2,211,300
St. Louis Park, 4.00%, 2/1/28	1,000	1,152,420
St. Paul, 5.00%, 12/1/27	750	922,470
St. Paul Independent School District No. 625, 4.00%, 2/1/25	1,000	1,036,110
Waseca Independent School District No. 829, 4.00%, 2/1/28	1,575	1,770,048

		$47,370,998

Hospital — 18.1%
Duluth Economic Development Authority, (Essentia Health Obligated Group), 5.00%, 2/15/37	$1,000	$1,148,930
Kanabec County, (FirstLight Health System), 2.75%, 12/1/19	750	750,098
Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/30	850	999,328
Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/31	500	583,670
Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/32	500	580,125
Minneapolis and St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.00%, 11/15/29	915	1,102,447
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Health Care), 5.25%, 8/15/35	1,000	1,041,980
Minneapolis, (Fairview Health Services), 5.00%, 11/15/44	2,000	2,236,180
Minneapolis, (Fairview Health Services), (LOC: Wells Fargo Bank, N.A.), 2.10%, 11/15/48(2)	2,100	2,100,000
Rochester, (Mayo Clinic), 5.00%, 11/15/38	1,000	1,027,880
Rochester, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,565,535
St. Cloud, (CentraCare Health System), 5.00%, 5/1/46	2,650	3,015,938
St. Cloud, (CentraCare Health System), 5.125%, 5/1/30	65	67,094
St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	490	499,746
St. Paul Housing and Redevelopment Authority, (Allina Health System), (LOC: Wells Fargo Bank, N.A.), 2.27%, 11/15/35(3)	3,500	3,500,000
St. Paul Housing and Redevelopment Authority, (Fairview Health Services), 5.00%, 11/15/31	1,000	1,191,900
St. Paul Housing and Redevelopment Authority, (Fairview Health Services), 5.00%, 11/15/34	500	589,955
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/29	500	577,650
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/30	1,000	1,147,240
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/32	1,995	2,258,220

		$25,983,916

Housing — 0.6%
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	$855	$854,102

		$854,102

Insured-Electric Utilities — 6.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	$1,150	$1,241,413
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	305	327,482
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	7,969,140

		$9,538,035

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 4.1%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), 5.00%, 8/15/34	$750	$777,075
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), (SPA: U.S. Bank, N.A.), 2.12%, 8/15/37(2)	5,135	5,135,000

		$5,912,075

Lease Revenue/Certificates of Participation — 1.8%
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/34	$1,000	$1,128,400
Minnesota, 5.00%, 6/1/29	1,335	1,506,734

		$2,635,134

Other Revenue — 1.6%
Center City, (Hazelden Betty Ford Foundation), 4.00%, 11/1/28	$825	$860,491
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/27	400	443,404
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/29	300	330,192
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/29	260	286,554
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/30	250	273,440
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/31	100	108,680

		$2,302,761

Senior Living/Life Care — 3.2%
Apple Valley, (PHS Apple Valley Senior Housing, Inc.), 5.00%, 9/1/43	$1,000	$1,064,030
North Oaks, (Waverly Gardens), 4.00%, 10/1/25	1,600	1,704,224
North Oaks, (Waverly Gardens), 4.00%, 10/1/26	1,680	1,786,294

		$4,554,548

Transportation — 2.3%
Minneapolis-St. Paul Metropolitan Airports Commission, 5.00%, 1/1/27	$1,000	$1,224,480
Minneapolis-St. Paul Metropolitan Airports Commission, Series 2010A, 5.00%, 1/1/35	1,000	1,020,730
Minneapolis-St. Paul Metropolitan Airports Commission, Series 2014A, 5.00%, 1/1/35	1,000	1,113,500

		$3,358,710

Total Tax-Exempt Investments — 100.1% (identified cost $138,676,277)		$143,762,135

Other Assets, Less Liabilities — (0.1)%		$(196,062)

Net Assets — 100.0%		$143,566,073

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2019, 10.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 4.1% to 6.6% of total investments.

(1)	When-issued security.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2019.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2019.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at April 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$143,762,135	$—	$143,762,135
Total Investments	$—	$143,762,135	$—	$143,762,135

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.